Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
Current assets
Cash	$ 206,529	$ 72,373
Amounts receivable and other assets	12,029	8,188
Total current assets	218,558	80,561
Non-current assets
Mineral property interests	1	1
Total assets	218,559	80,562
Current liabilities
Amounts payable and other liabilities	4,176	2,062
Loan payable	0	101,209
Due to a related party	75,832	2,972,945
Total liabilities	80,008	3,076,216
Shareholders' equity (deficiency)
Share capital	27,158,423	26,548,981
Reserves	592,011	592,011
Accumulated deficit	(27,611,883)	(30,136,646)
Total shareholders' equity (deficiency)	138,551	(2,995,654)
Total liabilities and shareholders' equity (deficiency)	$ 218,559	$ 80,562